Acquisitions - Additional Information (Detail) - USD ($)							3 Months Ended	12 Months Ended
	Dec. 31, 2016	Jan. 07, 2016	Jan. 02, 2015	Nov. 20, 2014	Jun. 11, 2014	Mar. 31, 2014	Mar. 29, 2015	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Jan. 31, 2015
Business Acquisition [Line Items]
Amortization of intangible assets								$ 98,385,000	$ 103,791,000	$ 58,426,000
Cost of sales								1,375,678,000	1,391,049,000	1,488,816,000
Revolving Credit Agreement Mature 2018 [Member]
Business Acquisition [Line Items]
Revolving credit agreement due 2018	$ 0							0	50,000,000		$ 200,000,000
M2 FX Limited [Member]
Business Acquisition [Line Items]
Percentage of outstanding shares acquired		100.00%
Acquisition price		$ 19,000,000
Estimated earn-out consideration	$ 0	$ 3,200,000						3,200,000
Benefit included in selling, general, and administrative expense								$ 3,200,000
Tripwire [Member]
Business Acquisition [Line Items]
Percentage of outstanding shares acquired			100.00%
Acquisition price			$ 703,200,000
Fair value of acquired receivables			37,800,000
Acquired receivable, gross contractual amount			38,000,000
Post acquisition revenues									116,600,000
Post acquisition income (loss) from continuing operations									(47,800,000)
Impact on reported revenue due to reduction of acquired deferred revenue balance to fair value									50,400,000
Amortization of intangible assets									43,200,000
Compensation expense							$ 9,200,000		$ 9,200,000
Tripwire [Member] | Pro Forma [Member]
Business Acquisition [Line Items]
Amortization of intangible assets										3,000,000
Compensation expense										9,200,000
Tripwire [Member] | Revolving Credit Agreement Mature 2018 [Member]
Business Acquisition [Line Items]
Revolving credit agreement due 2018			$ 200,000,000
Coast Wire and Plastic Tech, LLC [Member]
Business Acquisition [Line Items]
Percentage of outstanding shares acquired				100.00%
Acquisition price				$ 36,000,000
Prosoft Technology, Inc. [Member]
Business Acquisition [Line Items]
Percentage of outstanding shares acquired					100.00%
Acquisition price					$ 104,100,000
Fair value of acquired receivables					5,900,000
Acquired receivable, gross contractual amount					6,200,000
Post acquisition revenues										31,700,000
Post acquisition income (loss) from continuing operations										(2,500,000)
Amortization of intangible assets										2,400,000
Goodwill acquired					$ 56,900,000
Period for deducting goodwill for tax purposes					15 years
Prosoft Technology, Inc. [Member] | Inventories - Obsolescence and Other Valuation Allowances [Member]
Business Acquisition [Line Items]
Cost of sales										1,400,000
Grass Valley [Member]
Business Acquisition [Line Items]
Percentage of outstanding shares acquired						100.00%
Acquisition price						$ 218,200,000
Fair value of acquired receivables						67,400,000
Acquired receivable, gross contractual amount						$ 77,200,000
Post acquisition revenues										196,200,000
Post acquisition income (loss) from continuing operations										(58,500,000)
Amortization of intangible assets										8,600,000
Grass Valley [Member] | Inventories - Obsolescence and Other Valuation Allowances [Member]
Business Acquisition [Line Items]
Cost of sales										$ 6,900,000